Operating segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by operating segment
Net interest income		R$ 50,642,913	R$ 56,662,989	R$ 55,636,042
Net fee and commission income		22,748,828	20,341,051	17,820,670
Net gains/(losses) on financial instruments classified as held for trading		9,623,108	16,402,770	(8,252,055)
Net gains/(losses) on financial instruments classified as available for sale		570,358	(1,341,400)	(671,810)
Net gain / (loss) on held-to-maturity investments		(54,520)	0	0
Net gains/(losses) on foreign currency transactions		1,422,957	150,757	(3,523,095)
Net income from insurance and pension plans		6,239,990	4,155,763	5,497,505
Other operating income/(loss)		17,801,893	19,367,890	(6,949,455)
Impairment of loans and advances		(16,860,835)	(15,350,278)	(14,721,152)
Personnel expenses		(20,723,265)	(17,003,783)	(14,058,047)
Other administrative expenses		(16,882,461)	(16,149,563)	(13,721,970)
Depreciation and amortization		(4,568,568)	(3,658,413)	(2,942,003)
Other operating income/(expenses)		(10,133,357)	(14,004,162)	(12,988,553)
Other operating expense		(69,168,486)	(66,166,199)	(58,431,725)
Income before income taxes and share of profit of associates and joint ventures		22,025,148	30,205,731	8,075,532
Equity in net income of associates		1,718,411	1,699,725	1,528,051
Income before income taxes		23,743,559	31,905,456	9,603,583
Income tax and social contribution		(6,428,956)	(13,912,730)	8,634,322
Net income for the year		17,314,603	17,992,726	18,237,905
Attributable to controlling shareholders		17,089,364	17,894,249	18,132,906
Attributable to non-controlling interest		225,239	98,477	104,999
Total assets		1,224,353,440	1,192,029,656	1,026,703,522
Investment book value		8,257,384	7,002,778	5,815,325
Total liabilities		1,106,659,736	1,086,550,449	935,788,760
Banking
Information by operating segment
Net interest income		46,997,327	49,156,109	46,934,849
Net fee and commission income		24,143,561	20,696,785	19,195,003
Net gains/(losses) on financial instruments classified as held for trading		6,011,351	14,918,934	(7,199,397)
Net gains/(losses) on financial instruments classified as available for sale		(685,560)	(1,417,647)	(370,947)
Net gain / (loss) on held-to-maturity investments		(54,520)
Net gains/(losses) on foreign currency transactions		1,422,957	150,757	(3,523,095)
Other operating income/(loss)		6,694,228	13,652,044	(11,093,439)
Impairment of loans and advances		(17,895,929)	(18,829,460)	(16,479,985)
Personnel expenses		(19,261,590)	(15,733,611)	(13,103,515)
Other administrative expenses		(17,175,352)	(14,979,689)	(13,076,913)
Depreciation and amortization		(5,555,033)	(3,786,599)	(2,752,946)
Other operating income/(expenses)		(9,282,411)	(14,421,152)	(11,726,387)
Other operating expense		(69,170,315)	(67,750,511)	(57,139,746)
Income before income taxes and share of profit of associates and joint ventures		8,664,801	15,754,427	(2,103,333)
Equity in net income of associates		1,497,268	1,538,058	1,358,047
Income before income taxes		10,162,069	17,292,485	(745,286)
Income tax and social contribution		(887,289)	(7,995,420)	12,621,169
Net income for the year		9,274,780	9,297,065	11,875,883
Attributable to controlling shareholders		9,272,962	9,293,766	11,874,609
Attributable to non-controlling interest		1,818	3,299	1,274
Total assets		988,063,541	921,916,290	894,579,942
Investment book value		6,364,246	5,512,372	4,479,642
Total liabilities		875,887,257	821,182,152	804,576,173
Insurance, pension and capitalization bonds
Information by operating segment
Net interest income		1,857,926	5,374,229	5,973,694
Net fee and commission income		787,014	651,482	1,497,890
Net gains/(losses) on financial instruments classified as held for trading		3,641,626	1,250,639	(627,343)
Net gains/(losses) on financial instruments classified as available for sale		713,425	805,051	(353,679)
Net income from insurance and pension plans		6,239,990	4,155,763	5,496,147
Other operating income/(loss)		10,595,041	6,211,453	4,515,125
Personnel expenses		(1,589,077)	(1,387,935)	(1,217,211)
Other administrative expenses		(1,391,439)	(1,331,349)	(1,137,706)
Depreciation and amortization		(393,618)	(365,656)	(321,462)
Other operating income/(expenses)		(889,065)	243,631	(963,525)
Other operating expense		(4,263,199)	(2,841,309)	(3,639,904)
Income before income taxes and share of profit of associates and joint ventures		8,976,782	9,395,855	8,346,805
Equity in net income of associates		217,035	168,691	166,865
Income before income taxes		9,193,817	9,564,546	8,513,670
Income tax and social contribution		(4,156,153)	(3,915,822)	(3,192,918)
Net income for the year		5,037,664	5,648,724	5,320,752
Attributable to controlling shareholders		4,812,425	5,550,662	5,215,765
Attributable to non-controlling interest		225,239	98,062	104,987
Total assets		295,699,951	266,642,197	209,789,872
Investment book value		1,847,099	1,416,617	1,255,326
Total liabilities		257,329,282	266,143,979	188,809,573
Other operations, adjustments and eliminations
Information by operating segment
Net interest income	[1]	1,787,660	2,132,651	2,727,499
Net fee and commission income	[1]	(2,181,747)	(1,007,216)	(2,872,223)
Net gains/(losses) on financial instruments classified as held for trading	[1]	(29,869)	233,197	(425,315)
Net gains/(losses) on financial instruments classified as available for sale	[1]	542,493	(728,804)	52,816
Net income from insurance and pension plans	[1]			1,358
Other operating income/(loss)	[1]	512,624	(495,607)	(371,141)
Impairment of loans and advances	[1]	1,035,094	3,479,182	1,758,833
Personnel expenses	[1]	127,402	117,763	262,679
Other administrative expenses	[1]	1,684,330	161,475	492,649
Depreciation and amortization	[1]	1,380,083	493,842	132,405
Other operating income/(expenses)	[1]	38,119	173,359	(298,641)
Other operating expense	[1]	4,265,028	4,425,621	2,347,925
Income before income taxes and share of profit of associates and joint ventures	[1]	4,383,565	5,055,449	1,832,060
Equity in net income of associates	[1]	4,108	(7,024)	3,139
Income before income taxes	[1]	4,387,673	5,048,425	1,835,199
Income tax and social contribution	[1]	(1,385,514)	(2,001,488)	(793,929)
Net income for the year	[1]	3,002,159	3,046,937	1,041,270
Attributable to controlling shareholders	[1]	3,003,977	3,049,821	1,042,532
Attributable to non-controlling interest	[1]	(1,818)	(2,884)	(1,262)
Total assets	[1]	(59,410,052)	3,471,169	(77,666,292)
Investment book value	[1]	46,039	73,789	80,357
Total liabilities	[1]	R$ (26,556,803)	R$ (775,682)	R$ (57,596,986)

[1]	Other operation represents less than 1% of total assets/liabilities and the net income for the year. The main adjustments from the information disclosed in segments columns are related to the difference between the IFRS and the Segment Report Information as impairment for loans and advance and effective interest rate.